Note 26 - Reserves - Reserves in Equity (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023		Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	[1]	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	[1]	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	[1]	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	[1]	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019
Statement Line Items [Line Items]
Foreign currency translation reserve	$ (10,525)				$ (10,409)
Contributed surplus	132,591				132,591
Equity-settled share-based payment reserve	16,399				15,637
Total	$ 138,465	$ 139,029	$ 138,445	$ 137,876	$ 137,819	[1]	$ 137,587	$ 137,433	$ 137,542	$ 137,801		$ 137,097	$ 137,702	$ 138,554	$ 137,779		$ 138,161	$ 138,491	$ 138,108	$ 138,310		$ 137,337	$ 137,425	$ 137,132	$ 140,730		$ 140,328	$ 140,681	$ 140,537

[1]	Refer to note 41.